UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

Hatteras Master Fund LP	Schedule of Investments
6/30/2019 (Unaudited)

Investment in Adviser Funds and Securities	Shares	Cost	Fair Value
Event Driven - (8.71%)
Eton Park Fund, L.P [a,b,c]		$150,653	$28,470
Harbinger Capital Partners Fund I, L.P.[a,b,c,d]		11,188,445	671,539
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,927	1,399,961
King Street Capital, L.P. [a,b,c,e]		10,000,000	10,163,798
Marathon Special Opportunities Fund, L.P.[a,b,c]		352,526	189,911
OZ Asia, Domestic Partners, L.P. [a,b,c,d]		445,394	137,310
Perry Partners, L.P [a,b,c]		3,858	7,894
Senator Global Opportunity Fund [a,b,c,e]		8,000,000	8,412,037
Third Point Partners Qualified, L.P. [a,b,e]		13,000,000	13,604,537
Total Event Driven		55,467,803	34,615,457

Long Short Equity — (4.82%)
Camcap Resources, L.P.[a,b,c]		487,559	24,761
PIPE Equity Partners [a,b,c]		7,862,378	394,281
PIPE Select Fund, LLC [a,b,c]		3,218,604	2,419,687
The Raptor Private Holdings, L.P.[a,b,c]		155,648	71,921
Tybourne Equity (U.S.) Fund, Class Aa,b,d,e		2,457,745	5,915,028
Valiant Capital Partners, L.P.[a,b,c,e]		412,417	1,625,877
Total Long Short Equity		14,594,351	10,451,555

Macro — (3.79%)
Aspect US Fund LLC - Diversified Class [a,b]		5,939,110	6,165,484
Graham Absolute Return Trading Ltd. [a,b,e]		7,905,975	8,701,565
Touradji Private Equity Onshore Fund, LTD.[a,b,c,d]		1,773,870	197,959
Total Macro		15,618,955	15,065,008

Relative Value — (6.29%)
BDCM Partners I, L.P.[a,b,c]		7,763,361	11,319,635
D.E. Shaw Composite Fund, LLC [a,b,c]		149,145	345,053
Drawbridge Special Opportunities Fund, L.P.[a,b,c]		172,653	227,222
Fortress VRF Advisors I, LLC[a,b,c]		67,803	97,541
HBK Multi-Strategy Fund, L.P [a,b,c]		12,157,407	12,946,985
Prospect Harbor Credit Partners, L.P. [a,b,c]		13,705	42,903
Stark Investments, L.P. [a,b,c]		50,084	17,297
Stark Select Asset Fund, LLC [a,b,c]		19,907	21,754
Total Relative Value		20,394,065	25,018,390

Private Investments — (77.86%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.[a,b,d]		1,688,823	2,070,245
ABRY Advanced Securities Fund, L.P.[a,b,d]		256,690	119,752
ABRY Partners VI, L.P.[a,b]		1,447,267	144,639
ABRY Partners VII, L.P.[a,b]		1,811,377	1,431,360
ABRY Partners VIII, L.P.[b,d]		2,385,931	2,744,662
Accel-KKR Capital Partners III, L.P.[a,b]		2,621,429	10,467,133
Accel-KKR Capital Partners IV, L.P.[b]		1,743,615	2,570,899
ACM Opportunities Fund, L.P. (Class E) [a,b]		3,000,000	6,795,498
Angeles Equity Partners I, L.P.[b]		556,734	362,287
Arclight Energy Partners Fund IV, L.P.[b]		978,994	171,773
Arclight Energy Partners Fund V, L.P.[a,b]		2,904,135	1,872,820
Ascendent Capital Partners I, L.P.[b,d]		1,368,833	1,799,592
BDCM Opportunity Fund II, L.P.[b]		2,170,688	4,905,242
Benson Elliot Real Estate Partners II, L.P.[a,b,g]		3,448,324	806,486
Cadent Energy Partners II, L.P.[b]		4,767,971	8,037,299
Canaan Natural Gas Fund X, L.P.[a,b]		6,152,301	665,183
CDH Fund IV, L.P.[b,d]		1,203,254	2,246,571
China Special Opportunities Fund III, L.P.[b,d]		4,419,493	7,425,913
Claremont Creek Ventures II, L.P.[a,b]		2,946,392	2,186,824
Claremont Creek Ventures, L.P.[a,b]		1,476,005	10,785
Colony Investors VII, L.P.[a,b]		2,366,355	184,900
Colony Investors VIII, L.P.[b]		6,143,940	174,600
Crosslink Crossover Fund V, L.P.[a,b,c]		270,597	876,317
Crosslink Crossover Fund VI, L.P.[a,b,c]		2,446,286	4,700,946
CX Partners Fund LTD, [b,d]		2,803,988	4,523,542
Dace Ventures I, L.P.[a,b]		2,240,015	992,478
Darwin Private Equity I, L.P.[b,g]		4,604,187	787,171
ECP IHS (Mauritius) Limited [a,b,f]		7,343,981	10,869,272

EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	463,059
EMG Ascent 2016, L.P.[a,b]	4,203,815	7,378,193
EMG Ascent Secondary Fund, L.P.[a,b]	116,829	245,252
EMG Investment, LLC[a,b,c]	-	666,099
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,157,732	30,296
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,146,271	107,395
Fairhaven Capital Partners, L.P.[a,b]	4,700,619	2,515,005
Florida Real Estate Value Fund, L.P.[b]	-	841,494
Forum European Realty Income III, L.P.[b,d]	2,284,625	504,430
Garrison Opportunity Fund MM II A, LLC[a,b]	-	1,256,821
Garrison Opportunity Fund, LLC[a,b]	-	272,700
Gavea Investment Fund II, L.P. [a,b,c,d]	7,831	22,200
Gavea Investment Fund III, L.P. [a,b,c,d]	-	145,680
Glade Brook Private Investors II L.P. [a,b]	4,282,378	3,230,910
Glade Brook Private Investors III LLC [a,b]	3,123,200	2,735,194
Glade Brook Private Investors X LLC [a,b]	659,686	1,082,184
Glade Brook Private Opportunities Fund, LLC [a,b]	2,139,613	3,447,738
Great Point Partners I, L.P.[a,b]	1,022,288	436,267
Greenfield Acquisition Partners V,L.P.[b]	2,331,807	67,868
GTIS Brazil Real Estate Fund, L.P. [b]	6,653,926	6,414,181
Halifax Capital Partners II, L.P. [a,b]	-	2
Halifax Capital Partners III, L.P.[a,b]	3,535,562	2,592,985
Hancock Park Capital III, L.P.[a,b]	808,899	213,012
Intervale Capital Fund, L.P.[a,b]	2,394,628	2,880,461
J.C. Flowers II, L.P.[b,d]	5,732,992	4,420,166
J.C. Flowers III, L.P.[b,d]	5,880,860	4,226,244
L C Fund V, L.P.[b,d]	3,098,270	5,033,858
Light house Capital Partners VI, L.P.[a,b]	254,068	157,203
Light Street Argon, L.P.[a,b]	1,294,333	2,307,476
Light Street SPVH, L.P.[a,b]	2,000,000	2,742,800
Lyfe Capital Fund, L.P.[a,b,d]	2,551,438	4,786,544
Merit Energy PartnersF-II, L.P.[a,b]	1,116,740	339,837
Mid Europa Fund III, L.P.[b,h]	3,679,787	1,243,493
Monomoy Capital Partners III, L.P.[a,b]	640,197	534,645
Natural Gas Partners IX, L.P.[b]	599,659	239,630
New Horizon Capital III, L.P.[b,d]	1,512,288	2,518,562
NGP Energy Technology Partners II, L.P. [b]	4,073,911	2,822,272
NGP Midstream & Resources Follow-On Fund, L.P. [b]	179,356	239,456
NGP Midstream & Resources, L.P.[b]	3,335,393	1,560,236
Northstar Equity Partners III Limited [b,d]	3,481,021	3,400,706
OCM Mezzanine Fund II, L.P.[a,b]	382,661	210,037
Octave Japan Infrastructure Fund 1[a,b,i]	1,304,398	1,262,712
ORBIS Real Estate Fund I, L.P. [a,b,f]	2,302,313	-
Orchid Asia IV, L.P.[b,d]	2,779,246	13,540,596
Parmenter Realty Fund IV, L.P.[b]	772,157	11,279
Patron Capital III, L.P.[a,b,g]	3,833,793	465,622
Phoenix Asia Real Estate Investments L.P.[a,b,d]	2,591,976	2,523,000
Pine Brook Capital Partners, L.P.[b]	5,267,213	1,835,309
Private Equity Investment Fund IV, L.P. [a,b]	1,357,155	158,737
Private Equity Investment Fund V, L.P [a,b]	12,442,342	6,307,546
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]	3,258,909	848,165
Roundtable Healthcare Partners II, L.P. [a,b]	-	465
Roundtable Healthcare Partners III, L.P. [a,b]	4,624,333	6,332,407
Saints Capital VI, L.P.[b]	5,499,619	1,543,053
Sanderling Venture Partners VI Co-Investment L.P. [a,b]	525,136	579,125
Sanderling Venture Partners VI, L.P. [a,b]	735,999	964,788

SBC U.S. Fund II, L.P.[a,b]		2,776,106	2,880,429
Sentient Global Resources Fund III, L.P. [b,d]		12,282,599	4,858,851
Sentient Global Resources Fund IV, L.P. [a,b]		5,527,480	2,532,532
Singerman Real Estate Opportunity Fund, L.P. [b]		978,009	952,868
Sovereign Capital L.P. III [b,g]		-	3,768,027
Square Mile Partners III, L.P.[a,b]		1,791,262	67,141
Sterling Capital Partners Venture Fund II, L.P. [a,b]		1,472,209	253,195
Sterling Group Partners III, L.P. [a,b]		3,794,976	1,579,993
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]		1,836,663	635,798
Sweetwater Secondaries Fund II LP		25,000,000	35,635,276
TDR Capital AS 2013 L.P. [a,b,g]		6,184,080	727,993
Tenaya Capital V, L.P.[a,b]		2,362,144	1,913,699
The Column Group, L.P. [a,b]		4,544,984	5,298,977
The Energy & Minerals Group Fund II L.P. [b]		3,950,289	4,868,785
The Energy & Minerals Group Fund III L.P. [b]		2,788,183	2,286,064
The Energy & Minerals Group Fund IV L.P. [b]		1,589,131	2,236,921
The Founders Fund III,L.P.[a,b]		4,435,510	17,530,025
The Founders Fund IV, L.P.[a,b]		2,013,424	11,074,642
The Founders Fund VI, L.P.[a,b]		660,000	704,690
Tiger Global Investments Partners VI, L.P.[a,b,d]		3,012,000	4,024,509
Tiger Global Investments Partners VII, L.P.[b,d]		1,615,934	2,893,704
Tiger Global PIP X, L.P. [a,b,d]		2,005,944	3,489,434
TPF II, L.P. [a,b]		1,814,310	201,484
Trivest Fund IV, L.P.[a,b]		900,258	157,076
Trivest Fund V, L.P.[a,b]		2,194,786	2,506,451
Trivest Growth Investment Fund, L.P.[a,b]		1,309,372	1,364,234
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	2,200,000
Urban Oil and Gas Partners B-1, L.P.[b]		2,581,342	2,536,573
VCFA Private Equity Partners IV, L.P.[b]		1,055,398	141,000
VCFA Venture Partners V, L.P.[a,b]		2,946,928	1,087,280
Voyager Capital Fund III, L.P. [a,b]		1,806,922	2,246,812
WCP Real Estate Fund I, L.P. [a,b]		742,933	114,735
Westview Capital Partners II, L.P.[a,b]		2,163,996	2,608,618
Zero2IPO China Fund II, L.P. [a,b,d]		3,140,218	2,203,091
Total Investments in Adviser Funds		330,396,530	318,230,491
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b,j]	12,278	1,499,369	-
Total Investments in Private Companies		1,499,369	-
Total Private Investments		331,895,899	318,230,491

Total Investments in Adviser Funds and Securities (cost $437,971,073)			403,380,901

Total Investments (cost $437,971,073) (101.47%)			403,380,901
Liabilities in excess of other assets (-1.47)%			(5,862,840)
Partners’ capital — (100.00%)			397,518,061

[a]	Non-income producing.
[b]	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
[c]	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of June 30, 2019 was $79,497,058 and $57,175,038, respectively.
[d]	Domiciled in Cayman Islands.
[e]	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of June 30, 2019 was $54,103,064 and $49,822,803, respectively.
[f]	Domiciled in Mauritius.
[g]	Domiciled in United Kingdom.
[h]	Domiciled in Guernsey.
[i]	Domiciled in Japan.
[j]	Security value determined using significat unobservable inputs.

a.	Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$-	$-	$-	$34,615,457	$34,615,457
Long Short Equity	-	-	-	10,451,555	10,451,555
Macro	-	-	-	15,065,008	15,065,008
Relative Value	-	-	-	25,018,390	25,018,390
Private Investments	-	-	-	318,230,491	318,230,491
Total	$-	$-	$-	$403,380,901	$403,380,901

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2019	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of June 30, 2019
Private Investments	$-	$-	$-	$-	$-	$-	$-
Total Level 3 Investments	$-	$-	$-	$-	$-	$-	$-

For the period ended June 30, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2019.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2019:

Type of Level 3 Investment	Fair Value as of June 30, 2019	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$-	Current value method	Recent round of financing
Total Level 3 Investments	$-

b.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	August 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	August 14, 2019

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer
Date	August 14, 2019